Deferred Underwriters' Marketing Fees (Details) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Underwriters' Marketing Fees (Details) [Line Items]
Percentage of gross proceeds		3.50%
Held in the trust account		$ 1,571,145
Business Combination [Member]
Deferred Underwriters' Marketing Fees (Details) [Line Items]
Percentage of gross proceeds	3.50%
Held in the trust account	$ 1,571,145